SUMMARY OF EXCHANGE OF CURRENCY RATES (Details)	Jun. 30, 2022	Jun. 30, 2021
Year-End RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.6994	6.4586
Annual-Average RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.5108	6.4719